Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances (Tables)	6 Months Ended
Jun. 30, 2025
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenue by Type of Charter
Below are presented, per type of charter, the Company’s revenues for the six months ended June 30, 2025 and 2024, and also the balance of Accounts receivable, net, for the six months ended June 30, 2025 and December 31, 2024.

	For the six months ended June 30,
Charter type	2025	2024
Time charters	$31,978	$28,405
Pool arrangements	5,131	14,474
Voyage charters	2,367	-
Total Revenue	$39,476	$42,879

Accounts Receivable by Type of Charter
	As of June 30,	As of December 31,
Charter type	2025	2024
Time charters	$2,295	$2,063
Pool arrangements	1,126	2,845
Voyage charters	149	902
Total Acc. Receivable, net	$3,570	$5,810

Revenue from Charterers
Moreover, the charterers that accounted for more than 10% of the Company’s revenue for the six months ended June 30, 2025 and 2024, are presented below:

Charterer	2025	2024
A	19%	14%
B	16%	26%
C	17%	16%
D	16%	-
E	12%	-
F	12%	34%